SHARE BASED COMPENSATION - Summary of the non-vested shares activity (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of Non-vested Shares
Outstanding, beginning balance | shares	144,920
Granted | shares	115,050
Vested | shares	(185,340)
Forfeited | shares	(9,485)
Outstanding, ending balance | shares	65,145
Weighted Average Grant Date Fair Value
Outstanding, beginning balance | $ / shares	$ 4.38
Granted | $ / shares	0.66
Vested | $ / shares	2.22
Forfeited | $ / shares	9.50
Outstanding, ending balance | $ / shares	$ 2.28